Acquisitions - Summary of Estimated Fair Values And Useful Lives of the Identifiable Intangible Assets Acquired and Risk Adjusted Discount Rates (Detail) $ in Thousands	12 Months Ended
Mar. 31, 2017 USD ($)
Developed Technology [Member]
Finite Lived Intangible Assets [Line Items]
Estimated Useful Life	10 years
Customer Relationships [Member]
Finite Lived Intangible Assets [Line Items]
Estimated Useful Life	7 years
iSheriff [Member]
Finite Lived Intangible Assets [Line Items]
Total identifiable intangible assets	$ 1,654
iSheriff [Member] | Developed Technology [Member]
Finite Lived Intangible Assets [Line Items]
Total identifiable intangible assets	$ 1,546
Estimated Useful Life	10 years
Risk Adjusted Discount Rates used in Valuation	18.00%
iSheriff [Member] | Customer Relationships [Member]
Finite Lived Intangible Assets [Line Items]
Total identifiable intangible assets	$ 108
Estimated Useful Life	7 years
Risk Adjusted Discount Rates used in Valuation	18.00%